Interim Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($)	Issued capital [member]	Share premium [member]	Retained earnings [member]	Total
Balance (in shares) at Dec. 31, 2016	2,351,347
Balance at Dec. 31, 2016	$ 272,391	$ 498,471	$ (149,442,970)	$ (148,672,108)
Statement Line Items [Line Items]
Share-based compensation (note 6)		1,478,082		1,478,082
Net loss and comprehensive loss			(103,666,326)	(103,666,326)
Issuance of common shares upon public offering (in shares)	9,191,000
Issuance of common shares upon public offering	$ 137,865,000			137,865,000
Share issuance costs	$ (10,236,593)			(10,236,593)
Conversion of preferred shares (note 5) (in shares)	20,076,224
Conversion of preferred shares (note 5)	$ 102,707,268			102,707,268
Excess of carrying value of preferred shares and embedded derivatives liabilities, over the stated capital of the preferred shares (note 5)		173,285,855		173,285,855
Deficit reduction (note 5)		(173,285,855)	173,285,855
Exercise of stock options (in shares)	99,013
Exercise of stock options	$ 51,626	(20,038)		31,588
Balance (in shares) at Sep. 30, 2017	31,717,584
Balance at Sep. 30, 2017	$ 230,659,692	1,956,515	(79,823,441)	152,792,766
Balance (in shares) at Dec. 31, 2016	2,351,347
Balance at Dec. 31, 2016	$ 272,391	498,471	(149,442,970)	(148,672,108)
Statement Line Items [Line Items]
Net loss and comprehensive loss				(115,455,193)
Balance (in shares) at Dec. 31, 2017	31,717,584
Balance at Dec. 31, 2017	$ 230,659,692	2,659,348	(91,612,308)	141,706,732
Statement Line Items [Line Items]
Share-based compensation (note 6)		3,660,136		3,660,136
Net loss and comprehensive loss			(38,775,955)	(38,775,955)
Balance (in shares) at Sep. 30, 2018	31,717,584
Balance at Sep. 30, 2018	$ 230,659,692	$ 6,319,484	$ (130,388,263)	$ 106,590,913